Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at statutory rate	$ 53,904	$ 39,630	$ 7,539
State income tax, net of federal tax benefit	11,244	12,387	43
Valuation allowance	(700)	(11,300)	12,000
Amortization of qualified low-income housing investments	7,503	5,753	4,977
Tax credits	(7,300)	(6,539)	(7,085)
Tax-exempt income	(10,298)	(5,665)	(4,091)
Other, net	2,576	(219)	(220)
Total income tax expense	$ 56,929	$ 34,047	$ 13,163
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax expense at statutory rate	21.00%	21.00%	21.00%
State income tax, net of federal tax benefit	4.38%	6.56%	0.12%
Valuation allowance	(0.27%)	(5.99%)	33.43%
Amortization of qualified low-income housing investments	2.92%	3.05%	13.86%
Tax credits	(2.84%)	(3.46%)	(19.73%)
Tax-exempt income	(4.01%)	(3.00%)	(11.40%)
Other, net	1.00%	(0.12%)	(0.61%)
Actual income tax expense	22.18%	18.04%	36.67%